ORGANIZATION AND BUSINESS OPERATIONS (Narrative) (Details)	0 Months Ended	18 Months Ended							0 Months Ended	12 Months Ended
	Apr. 10, 2013 USD ($)	Oct. 31, 2014 HKD	Oct. 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)	Apr. 09, 2013	Mar. 28, 2013 USD ($)	Mar. 27, 2013	Mar. 12, 2013 Majority Shareholder [Member]	Mar. 12, 2014 Majority Shareholder [Member]
Aggregate number of common shares owned									750,000,000	750,000,000
Ownership percentage									82.92%	82.92%
Common Stock, Shares Authorized	904,500,000		1,500,000,000	1,500,000,000	1,500,000,000	3,015,000	1,500,000,000	75,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Forward stock split	300
Payment for business acquisition		10,000